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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Vertex One Asset Management Inc.
                 -----------------------------------
   Address:      1920-1177 West Hastings Street
                 -----------------------------------
                 Vancouver, British Columbia V6E 2K3
                 -----------------------------------

Form 13F File Number: 028-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey D. McCord
         -------------------------------
Title:   Managing Director
         -------------------------------
Phone:   604-681-5787
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey D. McCord    Vancouver, British Columbia    February 14, 2007
---------------------    ---------------------------    -----------------
     [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     Seven
                                        ------------------------

Form 13F Information Table Entry Total: 41
                                        ------------------------

Form 13F Information Table Value Total: $ 227,559 (in thousands)
                                        ------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number          Name

    1.        028-                          Vertex Fund
    ------        -----------------         ---------------------------------
    2.        028-                          Rocky Mountain Investments Ltd.
    ------        -----------------         ---------------------------------
    3.        028-                          Simkor Investments Ltd.
    ------        -----------------         ---------------------------------
    4.        028-                          589321 BC Ltd.
    ------        -----------------         ---------------------------------
    5.        028-                          Jeffrey McCord
    ------        -----------------         ---------------------------------
    6.        028-                          John Thiessen
    ------        -----------------         ---------------------------------
    7.        028-                          Matthew Wood
    ------        -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                                TITLE OF
NAME OF ISSUER                  CLASS         CUSIP     x($1000)  PRN AMT   PRN  DISCRETION  MANAGERS       SOLE       SHARED  NONE
-----------------------------   ------------  --------- -------- ---------  ---  ----------  -------------  ---------  ------  ----
ALTRIA GROUP INC.               COMMON STOCK  02209S103   10,704   124,893  SH   SOLE        1,2,3,4,5,6,7    124,893
ANGIOTECH PHARMACEUTICALS IN    COMMON STOCK  034918102      214    26,000  SH   SOLE        2,3,4,5,6,7       26,000
ASSISTED LIVING CONCPT NEV N    COMMON STOCK  04544X102   14,781 1,496,671  SH   SOLE        1,2,3,4,5,6,7  1,496,671
AZTAR CORP.                     COMMON STOCK  054802103    2,986    54,953  SH   SOLE        1,2,3,4,5,6,7     54,953
BMB MUNAI INC                   COMMON STOCK  09656A105      247    50,000  SH   SOLE        1,2,3,4,5,6,7     50,000
BRISTOL MYERS SQUIBB CO         COMMON STOCK  110122108    1,740    66,200  SH   SOLE        2,3,4,5,6,7       66,200
BROADWING CORP.                 COMMON STOCK  11161E101    4,664   298,991  SH   SOLE        1,2,3,4,5,6,7    298,991
CENVEO INC                      COMMON STOCK  15670S105   13,759   649,880  SH   SOLE        1,2,3,4,5,6,7    649,880
CONOR MEDSYSTEM INC             COMMON STOCK  208264101    3,113    99,518  SH   SOLE        1,2,3,4,5,6,7     99,518
CRH PLC                         ADR           12626K203    4,390   533,000  SH   SOLE        2,3,4,5,6,7      533,000
CTS CORP                        COMMON STOCK  126501105      549   280,000  SH   SOLE        2,3,4,5,6,7      280,000
ENCORE WIRE CORP                COMMON STOCK  292562105      964    25,000  SH   SOLE        2,3,4,5,6,7       25,000
ENDEAVOR ACQUISITION CORP       WARRANTS      292577111      313   105,000  SH   SOLE        1,2,3,4,5,6,7    105,000
FAIRFAX FINL HLDGS LTD          COMMON STOCK  303901102    9,873    49,803  SH   SOLE        1,2,3,4,5,6,7     49,803
HARLEYSVILLE GROUP INC          COMMON STOCK  412824104    2,949    84,800  SH   SOLE        2,3,4,5,6,7       84,800
HARRAHS ENTMT INC               COMMON STOCK  413619107    7,395    89,523  SH   SOLE        1,2,3,4,5,6,7     89,523
INTEL CORP                      COMMON STOCK  458140100    1,496    74,000  SH   SOLE        2,3,4,5,6,7       74,000
IPC HLDGS LTD                   COMMON STOCK  G4933P101    3,941   125,500  SH   SOLE        2,3,4,5,6,7      125,500
ISHARES SILVER TRUST            ISHARES       46428Q109   25,661   199,897  SH   SOLE        1,2,3,4,5,6,7    199,897
KEMET CORP                      COMMON STOCK  488360108    2,215   304,000  SH   SOLE        2,3,4,5,6,7      304,000
KINDER MORGAN INC KANS          COMMON STOCK  49455P101    3,152    29,855  SH   SOLE        1,2,3,4,5,6,7     29,855
LEVEL 3 COMMUNICATIONS INC      COMMON STOCK  52729N100    2,237   400,000  SH   SOLE        2,3,4,5,6,7      400,000

MARSH & MCLENNAN COS INC        COMMON STOCK  571748102    9,301   303,797  SH   SOLE        1,2,3,4,5,6,7    303,797
MERCK & CO INC                  COMMON STOCK  589331107    4,575   105,100  SH   SOLE        2,3,4,5,6,7      105,100
MECHEL OAO                      SPONSORED ADR 583840103   10,246   452,800  SH   SOLE        2,3,4,5,6,7      452,800
NASDAQ STOCK MARKET INC         COMMON STOCK  631103108   13,823   449,556  SH   SOLE        1,2,3,4,5,6,7    449,556
NOVASTAR FINL INC               REIT          669947400      532    20,000  SH   SOLE        2,3,4,5,6,7       20,000
NYSE GROUP INC                  COMMON STOCK  62949W103   28,100   289,498  SH   SOLE        1,2,3,4,5,6,7    289,498
ODYSSEY RE HLDGS CORP           COMMON STOCK  67612W108    7,292   195,750  SH   SOLE        2,3,4,5,6,7      195,750
OPEN SOLUTIONS INC              COMMON STOCK  68371P102    1,871    49,759  SH   SOLE        1,2,3,4,5,6,7     49,759
OVERSTOCK COM INC DEL           COMMON STOCK  690370101      631    40,000  SH   SOLE        2,3,4,5,6,7       40,000
OWENS ILL INC                   COMMON STOCK  690768403    9,168   497,612  SH   SOLE        1,2,3,4,5,6,7    497,612
PFIZER INC                      COMMON STOCK  717081103      905    35,000  SH   SOLE        2,3,4,5,6,7       35,000
PW EAGLE INC                    COMMON STOCK  69366Y108      689    20,000  SH   SOLE        2,3,4,5,6,7       20,000
SITEL CORP                      COMMON STOCK  82980K107    4,197   996,057  SH   SOLE        1,2,3,4,5,6,7    996,057
TIMBERLAND CO                   COMMON STOCK  887100105    1,570    49,759  SH   SOLE        1,2,3,4,5,6,7     79,759
TYCO INTL LTD NEW               COMMON STOCK  902124106    6,066   199,828  SH   SOLE        1,2,3,4,5,6,7    199,828
UNIVISION COMMUNICATIONS INC    COMMON STOCK  914906102    6,351   179,568  SH   SOLE        1,2,3,4,5,6,7    179,568
URANERZ ENERGY CORPORATION      COMMON STOCK  91688T104    1,021   250,000  SH   SOLE        1,2,3,4,5,6,7    250,000
VISHAY INTERTECHNOLOGY INC      COMMON STOCK  928298108    1,217    90,000  SH   SOLE        2,3,4,5,6,7       90,000
XL CAP LTD                      COMMON STOCK  G98255105    2,661    37,000  SH   SOLE        2,3,4,5,6,7       37,000